Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Trade and other payables
18.	Trade and other payables

	2022	2021
	£’000	£’000
Trade payables	11,716	7,499
Other taxation and social security	927	532
Pension liability	34	23
Accruals	62,399	27,382
	75,076	35,436

Accruals include estimates for rebates, chargebacks and other customer fees, and returns in respect of Product revenue, net and Pre-product revenue, net. Further details of the amounts and judgements involved in the determination of these accruals is provided under the Group’s Critical accounting estimates and judgments in Note 2.